Fair value measurements - Fair values nonrecurring - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments of long-lived assets			$ 5,725,000
Fair Value, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of oil and natural gas assets			4,900,000
Impairments of long-lived assets	$ 0	$ 0	5,700,000
Fair Value, Nonrecurring | Level 3 | SCOOP/STACK
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of oil and natural gas assets			1,800,000
Fair Value, Nonrecurring | Level 3 | Bakken
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of oil and natural gas assets			$ 3,100,000
Fair Value, Nonrecurring | Level 3 | Discount Rate, Future Net Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate (percentage)	10.00%